Convertible Notes - Related Parties (Tables)	6 Months Ended
Jun. 30, 2015
Convertible Notes

Convertible notes consisted of the following (in thousands):

	June 30, 2015	December 31, 2014
Convertible promissory notes	$1,893	$—
Accrued interest	11	—
Less: Debt discount	(446)	—

Total convertible notes payable – related party	$1,458	$—